Income Tax: Schedule of Unrecognized Tax Benefits Roll Forward (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Details
Unrecognized Tax Benefits, Beginning Balance	$ 46	$ 153
Unrecognized Tax Benefits, Increase Resulting from Prior Period Tax Positions		4
Unrecognized Tax Benefits, Decrease Resulting from Prior Period Tax Positions	(39)	(2)
Unrecognized Tax Benefits, Decrease Resulting from Settlements with Taxing Authorities		(96)
Unrecognized Tax Benefits, Decrease Resulting from Foreign Currency Translation		(13)
Unrecognized Tax Benefits, Ending Balance	$ 7	$ 46